CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS (Parenthetical) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Non cash sales incentives	$ 341,000	$ 535,000			$ 2,480,900
Inventory valuation allowance	12,300,000	255,000	12,358,895	264,567	20,537,341	2,691,787
Provision for losses on purchase	270,000	0	264,567	0	8,500,000
Sales and marketing [Member]
Related party expenses					918,000	379,000
General and administrative [Member]
Related party expenses					625,000	1,100,000
Selling and Marketing Expense
Related party expenses	44,000	174,000	209,000	278,000
General and Administrative Expense [Member]
Related party expenses	19,000	70,000	23,000	116,000
Operations [Member]
Related party expenses	$ 145,000	$ 188,000	$ 270,000	$ 375,000